Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Earnings Per Share

	2024	2023
	US $	US $
Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of NOVONIX Limited
	(28,710,957)	(28,098,747)

	Shares	Shares
Weighted average number of shares used in calculating basic and diluted net loss per share

	488,886,096	486,844,497

	US $	US $
Basic earnings per share	(0.06)	(0.06)
Diluted earnings per share	(0.06)	(0.06)